Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Arbe Robotics Ltd.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001861841
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3